ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Assets and liabilities held for sale and discontinued operations

14.	ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS

The net income/(loss) from discontinued operations for the years ended December 31, 2022, 2021 and 2020 are as follows:

	Year Ended December 31, 2022
(in thousands of $)	CoolCo	TundraCo	Golar Partners and Hygo	Total
(Loss)/income from discontinued operations	(194,500)	4,880	—	(189,620)
(Loss)/ gain on disposal	(10,060)	123,230	—	113,170
Net (loss)/income from discontinued operations	(204,560)	128,110	—	(76,450)

	Year Ended December 31, 2021
(in thousands of $)	CoolCo	TundraCo	Golar Partners and Hygo	Total
(Loss)/income from discontinued operations	54,534	2,806	(6,892)	50,448
Gain on disposal	—	—	574,941	574,941
Net income from discontinued operations	54,534	2,806	568,049	625,389

	Year Ended December 31, 2020
(in thousands of $)	CoolCo	TundraCo	Golar Partners and Hygo	Total
Income/(loss) from discontinued operations	36,699	(3,622)	(175,989)	(142,912)
Net income/(loss) from discontinued operations	36,699	(3,622)	(175,989)	(142,912)

14.1 The CoolCo Disposal

On January 26, 2022, we entered into a share purchase agreement and related agreements with CoolCo, as amended on February 25, 2022 (the “Vessel SPA”), pursuant to which CoolCo acquired all of the outstanding shares of nine of our wholly-owned subsidiaries. Eight of these entities, Golar Hull M2021 Corp., Golar Hull M2022 Corp., Golar Hull M2027 Corp., Golar LNG NB12 Corporation, Golar LNG NB10 Corporation, Golar Hull M2047 Corp., Golar Hull M2048 Corp., and Golar LNG NB11 Corporation are each the registered or disponent owner of the following modern LNG carriers: Golar Seal, Golar Crystal, Golar Bear, Golar Frost, Golar Glacier, Golar Snow, Golar Ice and Golar Kelvin. The Cool Pool Limited is the entity responsible for the marketing of these LNG carriers. The purchase price agreed for each LNG carrier recognized as an asset in the respective subsidiaries was stated as $145.0 million, subject to working capital and debt adjustments arising from the residual balances of each wholly owned subsidiary as of the respective completion date of each subsidiary disposal.

On January 26, 2022, we also entered into the Transitional Services Agreement (the “CoolCo TSA”) with CoolCo, pursuant to which we agreed to provide corporate administrative services to CoolCo for a fixed daily fee an agreement in principle with CoolCo that, following the conclusion of an internal restructuring of our management business, CoolCo will acquire the management entities that are responsible for the commercial and technical vessel management of the LNG carriers acquired by CoolCo and the LNG carriers and FSRU that Golar has been managing for third parties (the “ManCo Agreement”, or our shipping and FSRU management business).

Each subsidiary disposal was closed with phased completion dates corresponding with the date that the respective subsidiary debt was either refinanced or assumed by CoolCo and customary conditions precedent were met. Although the disposals to CoolCo closed in stages from March 3, 2022 to June 30, 2022, the disposals to CoolCo are considered a disposal group and the associated assets and liabilities of the disposal group were classified as held-for-sale and qualified as a discontinued operation on March 1, 2022, when the strategic shift criterion in ASC 205 was met. Consequently, we retrospectively reclassified the results of the disposal group and separately presented as “Net income/(loss) from discontinued operations”. Each of the subsidiaries were de-recognized on the respective dates of each disposal with a corresponding recognition of a (loss)/gain on disposal.

In November 2022, CoolCo and us agreed for CoolCo to acquire our vessel operations business in Malaysia, subject to the satisfaction of customary closing conditions which is expected to complete in the first half of 2023. The associated assets and liabilities of our Malaysia vessel operations were classified as held-for-sale and qualified as a discontinued operation on December 31, 2022. As such we have we have retrospectively reclassified the results as “Net income/(loss) from discontinued operations”.
As of December 31, 2022, we hold 8.3% share in Cool Co and we continued to account for our investment in CoolCo under the equity method of accounting (note 17).

The discontinued operations were previously included in two of our three segments, “Shipping” (containing the business activities of the LNG carriers and The Cool Pool Limited), and “Corporate and Other” (containing our shipping and FSRU management and finance operations business).

Our continuing involvement with the discontinued operations of the disposal group includes:
•our equity method investment in CoolCo (note 17);
•the financial guarantees we provide to CoolCo with respect to the debt assumed by CoolCo related to the Golar Kelvin and Golar Ice, in place until the earlier of the repayment of the vessel debt by CoolCo or until release by the lessors (note 28);
•undrawn $25.0 million revolving credit facility committed per the loan agreement to be made available until January 2024 (note 28);
•CoolCo's management of our LNG carrier Golar Arctic and FSRU Golar Tundra (note 28);
•our agreements with CoolCo that sub-contract our contractual vessel management obligations for the LNG Croatia pursuant to our Operation and Maintenance Agreement with LNG Hrvastska d.o.o. (the “LNG Hrvatska O&M Agreement”) and for New Fortress Energy Inc.'s (“NFE's”) fleet of vessels and the eight vessels that was subsequently sold to Energos Infrastructure Management LLC (“Energos”) in August 2022 (further disclosed in note in 14.3 Disposal of Golar Partners and Hygo below and note 28); and
•our provision of IT services, routine accounting services, treasury services, finance operation services, and any additional services reasonably required pursuant to the CoolCo ASA (note 28).

The following table contains the financial statement line-items presented as discontinued operations following the CoolCo Disposal:

	Year ended December 31,
(in thousands of $)	2022	2021	2020
Time and voyage charter revenues	37,289	161,957	164,740
Vessel and other management fees	1,815	—	—
Vessel operating expenses	(8,466)	(49,446)	(46,400)
Voyage, charterhire and commission expenses	(1,229)	(709)	(11,228)
Administrative expenses	1,906	476	(772)
Project development expenses	(62)	(362)	(275)
Depreciation and amortization	(5,807)	(43,497)	(44,437)
Impairment of long-lived assets (1)	(218,349)	—	—
Other operating income	4,374	5,020	3,262
Operating (loss)/income	(188,529)	73,439	64,890

Other non-operating losses	—	(124)	—
Interest income	4	7	67
Interest expense	(4,725)	(18,087)	(26,954)
Other financial items, net	(799)	(401)	(902)
Pretax (loss)/income from discontinued operations	(194,049)	54,834	37,101

Income taxes	(451)	(300)	(402)
(Loss)/income from discontinued operations	(194,500)	54,534	36,699
Loss on CoolCo Disposal (2)	(10,060)	—	—
Net (loss)/income from discontinued operations	(204,560)	54,534	36,699
(1) Impairment of long-live assets relates to the impairment charge on the held for sale vessels recognized in accordance with ASC 360 Property, plant and equipment, following their classification as held-for-sale.
(2) Loss on CoolCo Disposal comprised of carrying values of the assets and liabilities disposed of $355.4 million, partially offset by the proceeds received of $218.2 million cash consideration and 12.5 million shares of CoolCo valued at $127.1 million (based on the respective share price on the phased completion dates).
The following table contains the financial statement line-items forming the assets and liabilities classified as held for sale:

(in thousands of $)	2022	2021
ASSETS
Current assets
Cash and cash equivalents	369	34,173
Restricted cash and short-term deposits	—	43,311
Trade accounts receivable	16	767
Other current assets	29	1,965
Total current assets held for sale	414	80,216
Non-current assets
Restricted cash	—	780
Vessels and equipment, net	51	1,383,760
Other non-current assets	151	697
Total non-current assets held for sale	202	1,385,237

Total assets held for sale	616	1,465,453

LIABILITIES
Current liabilities
Current portion of long-term debt and short-term debt	—	(338,501)
Trade accounts payables	(3)	(7,272)
Accrued expenses	(180)	(59,246)
Other current liabilities	(76)	(11,640)
Total current liabilities held for sale	(259)	(416,659)

Non-current liabilities
Long-term debt	—	(292,322)
Other non-current liabilities	(114)	(11,978)
Total non-current liabilities held for sale	(114)	(304,300)

Total liabilities held for sale	(373)	(720,959)

14.2 The TundraCo Disposal

On May 31, 2022 we entered into a share purchase agreement with Snam pursuant to which it acquired 100% of the share capital of our subsidiary Golar LNG NB 13 Corporation, owner of FSRU Golar Tundra for $352.5 million. The assets and liabilities of the Golar Tundra met the criteria for presentation as held-for-sale and also qualified as a discontinued operation on May 30, 2022. Consequently, we retrospectively reclassified the results of the Golar Tundra and separately presented as “Net income/(loss) from discontinued operations”. The discontinued operations were previously included in the “Shipping” segment.

Our continuing involvement with the discontinued operations of the Golar Tundra includes:
•the Development Agreement (note 7); and
•management fees of $0.7 million.
The following table contains the financial statement line-items presented as discontinued operations following TundraCo's Disposal:

	Year ended December 31,
(in thousands of $)	2022	2021	2020
Time and voyage charter revenues	27,776	29,534	12,509
Vessel operating expenses	(5,119)	(6,511)	(5,274)
Voyage, charterhire and commission expenses	(10,004)	(9,396)	138
Administrative expenses	(16)	(89)	(163)
Depreciation and amortization	(2,955)	(7,092)	(7,546)
Operating income/(loss)	9,682	6,446	(336)

Interest income	—	4	27
Interest expense	(4,649)	(2,589)	(3,219)
Other financial items, net	(153)	(1,055)	(94)
Pretax income/(loss) from discontinued operations	4,880	2,806	(3,622)

Income taxes	—	—	—
Income/(loss) from discontinued operations	4,880	2,806	(3,622)

Gain on disposal of discontinued operations (1)	123,230	—	—
Net income/(loss) from discontinued operations	128,110	2,806	(3,622)
(1) Gain on TundraCo Disposal comprised of (i) cash proceeds received of $352.5 million, (ii) a partially offset by the net asset value of Golar LNG NB 13 Corporation of $229.0 million and (iii) related fees incurred in relation to disposal of $0.3 million.

The following table contains the financial statement line-items forming the assets and liabilities classified as held for sale:

(in thousands of $)	2022	2021
ASSETS
Current assets
Cash and cash equivalents	—	2,605
Trade accounts receivable	—	70
Other current assets	105	153
Total current assets held for sale	105	2,828

Non-current assets
Vessels and equipment, net	—	229,495
Total non-current assets held for sale	—	229,495

Total assets held for sale	105	232,323

(in thousands of $)	2022	2021
LIABILITIES
Current liabilities
Current portion of long-term debt and short-term debt	—	(9,911)
Trade accounts payables	—	(204)
Accrued expenses	—	(737)
Other current liabilities	—	(2,325)
Total current liabilities held for sale	—	(13,177)

Non-current liabilities
Long-term debt	—	(145,768)
Total non-current liabilities held for sale	—	(145,768)

Total liabilities held for sale	—	(158,945)

14.3 Golar Partners and Hygo disposals

On April 15, 2021, we completed the sale of our investments in Golar Partners and Hygo to NFE. We received consideration of $876.3 million which comprised of (i) $80.8 million cash for our investment in Golar Partners and (ii) $50.0 million cash and 18.6 million Class A NFE common shares (“NFE Shares”) valued at $745.4 million for our investment in Hygo (the “GMLP Merger” and “Hygo Merger”, respectively).

The net income/(loss) of equity method investments from discontinued operations for the period ended April 15, 2021 and the year ended December 31, 2020 is as follows:

	Period January 1, 2021 to April 15, 2021	Year ended December 31,
(in thousands of $)	2021	2020
Net income/(loss) from equity method investments in Golar Partners	8,116	(136,832)
Net loss from equity method investments in Hygo	(15,008)	(39,157)
Loss from discontinued operations	(6,892)	(175,989)
Gain on disposal of equity method investments (1)	574,939	—
Net income/(loss) from discontinued operations	568,047	(175,989)
(1) Gain on disposal of discontinued operations comprised of (i) proceeds received of $876.3 million; (ii) release of our tax indemnity guarantee liability to Golar Partners of $2.0 million; (iii) a partial offset by the carrying values of our investment in affiliates disposed of $257.3 million as of April 15, 2021; (iv) realized accumulated comprehensive losses on disposal of investment in affiliates of $43.4 million; and (v) fees incurred in relation to disposals of $2.7 million.

The summarized financial information of Golar Partners and Hygo shown on a 100% basis are as follows:

(in thousands of $)	April 15, 2021		December 31, 2020
	Golar Partners	Hygo	Golar Partners	Hygo
Balance Sheet
Current assets	85,738	97,509	146,821	109,596
Non-current assets	1,742,835	949,265	1,880,840	917,976
Current liabilities	(1,152,473)	(144,146)	(832,277)	(97,245)
Non-current liabilities	(17,965)	(461,291)	(570,063)	(453,278)
Non-controlling interests	(82,339)	(15,250)	82,112	13,557

(in thousands of $)	April 15, 2021		December 31, 2020
	Golar Partners	Hygo	Golar Partners	Hygo
Statement of Operations
Revenue	78,389	13,749	284,734	47,295
Net income/(loss) (1)	28,952	(110,735)	18,077	(61,859)
(1) Net loss for Hygo for the period ended April 15, 2021 includes the management incentive scheme (“MIS”) of $83.7 million which is not reflected in our share of net losses of Hygo as the MIS was reimbursed by Stonepeak.

Golar Partners and Hygo Post-Merger Services Agreements

Upon completion of the GMLP Merger and the Hygo Merger, we entered into certain transition services agreements, corporate services agreements, ship management agreements and omnibus agreements with Golar Partners, Hygo and NFE. These agreements replaced the previous management and administrative services agreements, ship management agreements and guarantees that Golar provided to Golar Partners and Hygo.

Hygo

We and Stonepeak, agreed to severally indemnify NFE Brazil, NFE, Merger Sub and each of their respective affiliates and representatives, from and against any and all losses, damages, liabilities, costs, charges, fees, expenses, taxes, disbursements, actions, penalties, proceedings, claims and demands or other liabilities related to certain taxes imposed by government authorities.

Golar Partners

Under the omnibus agreement, Golar agreed to guarantee the certain obligations of the charters of the Methane Princess, Golar Winter, Golar Eskimo, NR Satu and maintain (i) our several guarantee in respect of the Hilli bareboat charter in accordance with the terms of the Hilli bareboat charter and (ii) the guarantee dated November 29, 2016 in favor of Standard Chartered Bank (“SCB”) issued pursuant to the facility letter between SCB and Hilli Corp. We have also agreed to maintain the indemnification for certain costs incurred in Hilli operations until August 14, 2025, when these costs exceed a contractual ceiling, capped at $20.0 million.

We shall comply with all covenants and terms, including provision of covenants compliance reports, if required. We shall also indemnify, defend and hold harmless NFE and each of its affiliates from and against all losses, liabilities, damages, costs and expenses of every kind and nature, reasonable attorneys’ fees and expert's fees arising in connection with our failure to comply with the foregoing. The maximum potential exposure in respect of the guarantees issued by the Company is not known as these matters cannot be absolutely determined. The likelihood of triggering the guarantees is remote based on our past performance.

For the year ended December 31, 2022 and 2021 we:
•earned ship management fees amounting to $9.5 million and $6.9 million and administrative services fees amounting to $4.5 million and $3.1 million, respectively. NFE terminated the transition services and Bermuda services agreements on December 31, 2022.
•incurred pool income/expense from other participants in the pooling arrangement totaling $0.5 million of income and $2.5 million of expenses, respectively;
•declared distributions on Hilli LLC totaling $29.4 million and $21.2 million, respectively, with respect to the common units owned by Golar Partners and incurred $4.1 million and $0.1 million, respectively for Hilli's costs indemnification; and
•earned charter and debt guarantee fees from Golar Partners and Hygo amounting to $1.7 million and $1.4 million, respectively. On August 15, 2022, NFE terminated its sale and leaseback arrangements in respect of the Golar Celsius, Golar Penguin and Golar Nanook. Consequently, our debt guarantee for Hygo's long-term debt obligations was released.